CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 3,288	$ 17,646
Accounts payable	63,577	39,020
Accrued expenses and other current liabilities	11,276	12,253
Deferred revenue	11,522	12,751
Income tax payable	792	1,263
Amounts due to related parties	443	422
Deferred tax liabilities - non-current	3,800	4,761
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	127,662,057	131,905,011
Ordinary shares, shares outstanding	125,247,597	131,905,011
Treasury stock, shares	2,414,460
The consolidated variable interest entities without recourse to Air Media Group Inc
Accounts payable	61,697	38,286
Accrued expenses and other current liabilities	9,585	7,078
Deferred revenue	11,516	12,751
Income tax payable	332	911
Amounts due to related parties	443	422
Deferred tax liabilities - non-current	$ 3,800	$ 4,761